Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross		$ 106,600	$ 106,600
Accumulated depreciation		(69,947)	(40,655)
Property and equipment, net	$ 31,137	36,653	65,945
Furniture and Fixtures [Member]
Property and equipment, gross		14,895	14,895
Office Equipment [Member]
Property and equipment, gross		73,205	73,205
Leasehold improvements [Member]
Property and equipment, gross		6,208	6,208
Computer Software [Member]
Property and equipment, gross		$ 12,292	$ 12,292